Organization and Summary of Significant Accounting Policies (Details 10) (USD $) In Thousands, unless otherwise specified	Jun. 29, 2014	Jun. 30, 2013
Gross and net book value of property plant and equipment
Property, plant and equipment, gross	$ 172,717	$ 163,437
Property, plant and equipment, net	55,781	51,415
MEXICO
Gross and net book value of property plant and equipment
Property, plant and equipment, gross	77,445	70,809
Property, plant and equipment, net	$ 29,804	$ 25,777